Restatement of Previously Issued Financial Statements (Tables)	7 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Schedule of statements of balance sheet
As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$346,569,722	$—	$346,569,722

Liabilities, redeemable non-controlling interest, and stockholders’ equity
Total current liabilities	292,647		292,647
Deferred underwriting commissions	12,075,000		12,075,000
Derivative warrant liabilities	—	40,685,669	40,685,669

Total liabilities	12,367,647	40,685,669	53,053,316
Class A common stock, $0.0001 par value; shares subject to possible redemption	329,202,070	(40,685,670)	288,516,400
Stockholders’ equity
Preferred stock 0 $0.0001 par value	—	—	—
Class A common stock - $0.0001 par value	158	407	565
Class B common stock - $0.0001 par value	863	—	863
Additional paid-in-capital	5,223,769	17,150,243	22,374,012
Accumulated deficit	(224,785)	(17,150,649)	(17,375,434)

Total stockholders’ equity	5,000,005	1	5,000,006

Total liabilities and stockholders’ equity	$346,569,722	$—	$346,569,722

	As of September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$346,748,913	$—	$346,748,913

Liabilities, redeemable non-controlling interest and stockholders’ equity
Total current liabilities	324,077		324,077
Deferred underwriting commissions	12,075,000		12,075,000
Derivative warrant liabilities	—	28,942,335	28,942,335

Total liabilities	12,399,077	28,942,335	41,341,412
Class A common stock, $0.0001 par value; shares subject to possible redemption	329,349,830	(28,942,330)	300,407,500
Stockholders’ equity
Preferred stock 0 $0.0001 par value	—	—	—
Class A common stock - $0.0001 par value	157	289	446
Class B common stock - $0.0001 par value	863	—	863
Additional paid-in-capital	5,076,010	5,407,021	10,483,031
Accumulated deficit	(77,024)	(5,407,315)	(5,484,339)

Total stockholders’ equity	5,000,006	(5)	5,000,001

Total liabilities and stockholders’ equity	$346,748,913	$—	$346,748,913

Schedule of statements of operations
	Period from June 5, 2020 (inception) through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Operations
Loss from operations	$(306,904)	$—	$(306,904)
Other income (expense):
Warrant issuance transaction costs	—	(889,980)	(889,980)
Change in fair value of derivative warrant liabilities	—	(16,260,669)	(16,260,669)
Interest earned on Trust Account	82,119	—	82,119

Total other income (expense)	82,119	(17,150,649)	(17,068,530)

Loss before provision for income taxes	(224,785)	(17,150,649)	(17,375,434)
Provision for income taxes	—	—	—

Net loss	$(224,785)	$(17,150,649)	$(17,375,434)

Weighted average shares outstanding of Class A common stock	34,500,000	—	34,500,000
Net income per share of common stock, Class A - basic and diluted	$—	—	$—
Weighted average shares outstanding of Class B common stock	8,030,048	—	8,030,048
Net loss per share of common stock, Class B - basic and diluted	$(0.03)		$(2.16)

	Period from June 5, 2020 (inception) through September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Operations
Loss from operations	$(78,788)	$—	$(78,788)
Other income (expense):
Warrant issuance costs	—	(889,980)	(889,980)
Change in fair value of derivative warrant liabilities	—	(4,517,335)	(4,517,335)
Interest earned on Trust Account	1,764	—	1,764

Total other income (expense)	1,764	(5,407,315)	(5,405,551)

Loss before provision for income taxes	(77,024)	(5,407,315)	(5,484,339)
Provision for income taxes	—	—	—

Net loss	$(77,024)	$(5,407,315)	$(5,484,339)

Weighted average shares outstanding of Class A common stock	34,500,000	—	34,500,000
Net income per share of common stock, Class A - basic and diluted	$—	—	$—
Weighted average shares outstanding of Class B common stock	8,625,000	—	8,625,000
Net loss per share of common stock, Class B - basic and diluted	$(0.01)		$(0.64)

Schedule of statements of cash flows

	Period from June 5, 2020 (inception) through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Cash Flows
Net loss	$(224,785)	$(17,150,649)	$(17,375,434)
Adjustment to reconcile net loss to net cash used in operating activities	(155,972)	17,150,649	16,994,677

Net cash used in operating activities	(380,757)	—	(380,757)
Net cash used in investing activities	(345,000,000)	—	(345,000,000)
Net cash provided by financing activities	346,501,860	—	346,501,860

Net change in cash	$1,121,103	$—	$1,121,103

	Period from June 5, 2020 (inception) through September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Cash Flows
Net loss	$(77,024)	$(5,407,315)	$(5,484,339)
Adjustment to reconcile net loss to net cash used in operating activities	32,842	5,407,315	5,440,157

Net cash used in operating activities	(44,182)	—	(44,182)
Net cash used in investing activities	(345,000,000)	—	(345,000,000)
Net cash provided by financing activities	346,503,715	—	346,503,715

Net change in cash	$1,459,533	$—	$1,459,533